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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8220

Voya Variable Products Trust
(formerly ING Variable Products Trust)

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	January 1, 2014 to June 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Variable Products Trust

■	Voya International Value Portfolio (formerly, ING International Value Portfolio)

■	Voya MidCap Opportunities Portfolio (formerly, ING MidCap Opportunities Portfolio)

■	Voya SmallCap Opportunities Portfolio (formerly, ING SmallCap Opportunities Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

TABLE OF CONTENTS

President’s Letter	1
Market Perspective	2
Shareholder Expense Examples	4
Statements of Assets and Liabilities	5
Statements of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Summary Portfolios of Investments	24

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index
The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index
The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.

Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya International Value Portfolio
Class ADV	$1,000.00	$1,053.10	1.45%	$7.38	$1,000.00	$1,017.60	1.45%	$7.25
Class I	1,000.00	1,056.00	0.95	4.84	1,000.00	1,020.08	0.95	4.76
Class S	1,000.00	1,054.40	1.15	5.86	1,000.00	1,019.09	1.15	5.76
Voya MidCap Opportunities Portfolio
Class ADV	$1,000.00	$1,018.90	1.30%	$6.51	$1,000.00	$1,018.35	1.30%	$6.51
Class I	1,000.00	1,021.90	0.80	4.01	1,000.00	1,020.83	0.80	4.01
Class S	1,000.00	1,020.60	1.05	5.26	1,000.00	1,019.59	1.05	5.26
Class S2	1,000.00	1,019.60	1.20	6.01	1,000.00	1,018.84	1.20	6.01
Voya SmallCap Opportunities Portfolio
Class ADV	$1,000.00	$1,022.00	1.38%	$6.92	$1,000.00	$1,017.95	1.38%	$6.90
Class I	1,000.00	1,024.70	0.88	4.42	1,000.00	1,020.43	0.88	4.41
Class S	1,000.00	1,023.50	1.13	5.67	1,000.00	1,019.19	1.13	5.66
Class S2	1,000.00	1,022.60	1.28	6.42	1,000.00	1,018.45	1.28	6.41

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya International Value Portfolio	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
ASSETS:
Investments in securities at fair value+*	$131,606,655	$1,512,327,964	$325,272,293
Short-term investments at fair value**	4,330,560	13,124,299	9,078,411
Total investments at fair value	$135,937,215	$1,525,452,263	$334,350,704
Cash	33	294	134,428
Foreign currencies at value***	87,601	—	—
Receivables:
Investment securities sold	69,680	39,441,182	733,055
Fund shares sold	35,990	1,882,955	394,901
Dividends	232,441	1,128,442	179,120
Foreign tax reclaims	226,687	29,472	—
Prepaid expenses	567	6,744	1,320
Reimbursement due from manager	6,689	—	—
Other assets	163	16,742	3,922
Total assets	136,597,066	1,567,958,094	335,797,450

LIABILITIES:
Payable for investment securities purchased	10,814	28,523,049	1,083,088
Payable for fund shares redeemed	138	3,547,487	102,332
Payable upon receipt of securities loaned	3,801,560	415,299	5,755,280
Payable for investment management fees	87,827	841,002	196,248
Payable for administrative fees	10,979	126,056	26,567
Payable for distribution and shareholder service fees	1,884	194,085	36,732
Payable for directors fees	658	7,750	1,627
Payable to directors under the deferred compensation plan (Note 6)	163	16,742	3,922
Other accrued expenses and liabilities	37,093	142,051	47,455
Total liabilities	3,951,116	33,813,521	7,253,251
NET ASSETS	$132,645,950	$1,534,144,573	$328,544,199

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$289,478,652	$984,139,825	$213,269,150
Undistributed net investment income/accumulated net investment loss	1,830,629	399,732	(203,511)
Accumulated net realized gain (loss)	(178,626,234)	363,433,364	44,743,109
Net unrealized appreciation	19,962,903	186,171,652	70,735,451
NET ASSETS	$132,645,950	$1,534,144,573	$328,544,199
____________
+ Including securities loaned at value	$3,635,737	$406,750	$5,616,011
* Cost of investments in securities	$111,651,709	$1,326,157,669	$254,536,842
** Cost of short-term investments	$4,330,560	$13,124,299	$9,078,411
*** Cost of foreign currencies	$87,158	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya International Value Portfolio	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
Class ADV
Net assets	$1,442,317	$140,654,909	$45,462,204
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	144,929	8,638,910	1,606,768
Net asset value and redemption price per share	$9.95	$16.28	$28.29

Class I
Net assets	$123,413,878	$737,736,478	$194,258,427
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	12,282,646	43,714,733	6,505,750
Net asset value and redemption price per share	$10.05	$16.88	$29.86

Class S
Net assets	$7,789,755	$641,023,345	$84,330,455
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.010	$0.010	$0.010
Shares outstanding	759,788	39,050,782	2,930,303
Net asset value and redemption price per share	$10.25	$16.42	$28.78

Class S2
Net assets	n/a	$14,729,841	$4,493,113
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.010	$0.010
Shares outstanding	n/a	898,382	157,818
Net asset value and redemption price per share	n/a	$16.40	$28.47

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya International Value Portfolio	Voya MidCap Opportunities Portfolio	Voya SmallCap Opportunities Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,118,266	$13,043,615	$1,314,314
Securities lending income, net	81,121	22,485	119,991
Total investment income	4,199,387	13,066,100	1,434,305

EXPENSES:
Investment management fees	522,093	5,107,664	1,191,708
Distribution and shareholder service fees:
Class ADV	3,372	347,382	106,032
Class S	9,577	811,205	105,060
Class S2	—	35,757	10,972
Transfer agent fees	167	2,140	243
Administrative service fees	65,261	768,621	161,387
Shareholder reporting expense	4,943	85,535	12,670
Professional fees	8,359	65,772	15,385
Custody and accounting expense	26,257	81,165	20,815
Directors fees	1,974	23,250	4,882
Miscellaneous expense	2,850	14,718	6,925
Interest expense	535	14	43
Total expenses	645,388	7,343,223	1,636,122
Net waived and reimbursed fees	(13,135)	(7,151)	(2,195)
Net expenses	632,253	7,336,072	1,633,927
Net investment income (loss)	3,567,134	5,730,028	(199,622)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,307,809	143,315,300	18,560,578
Foreign currency related transactions	(31,280)	1,506	—
Net realized gain	5,276,529	143,316,806	18,560,578
Net change in unrealized appreciation (depreciation) on:
Investments	(1,777,485)	(121,478,531)	(10,899,910)
Foreign currency related transactions	13	173	—
Net change in unrealized appreciation (depreciation)	(1,777,472)	(121,478,358)	(10,899,910)
Net realized and unrealized gain	3,499,057	21,838,448	7,660,668
Increase in net assets resulting from operations	$7,066,191	$27,568,476	$7,461,046
______________
* Foreign taxes withheld	$301,043	$—	$377

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya International Value Portfolio		Voya MidCap Opportunities Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$3,567,134	$2,860,612	$5,730,028	$162,017
Net realized gain	5,276,529	11,593,490	143,316,806	224,720,220
Net change in unrealized appreciation (depreciation)	(1,777,472)	10,982,566	(121,478,358)	172,203,045
Increase in net assets resulting from operations	7,066,191	25,436,668	27,568,476	397,085,282

FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—	—	—
Net investment income:
Class ADV	(17,574)	(24,731)	(372,599)	—
Class I	(1,713,236)	(3,244,667)	(2,784,963)	(240,392)
Class S	(101,556)	(181,650)	(2,115,878)	—
Class S2(1)	—	(36)	(41,187)	—
Net realized gains:
Class ADV	—	—	—	(3,104,778)
Class I	—	—	—	(18,427,132)
Class S	—	—	—	(16,070,181)
Class S2	—	—	—	(268,315)
Total distributions	(1,832,366)	(3,451,084)	(5,314,627)	(38,110,798)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,995,668	3,398,016	94,236,000	151,192,057
Proceeds from shares issued in merger (Note 11)	—	—	—	303,156,146
Reinvestment of distributions	1,832,366	3,451,047	5,314,627	38,110,798
	3,828,034	6,849,063	99,550,627	492,459,001
Cost of shares redeemed	(11,074,416)	(27,654,639)	(230,590,491)	(346,945,568)
Net increase (decrease) in net assets resulting from capital share transactions	(7,246,382)	(20,805,576)	(131,039,864)	145,513,433
Net increase (decrease) in net assets	(2,012,557)	1,180,008	(108,786,015)	504,487,917

NET ASSETS:
Beginning of year or period	134,658,507	133,478,499	1,642,930,588	1,138,442,671
End of year or period	$132,645,950	$134,658,507	$1,534,144,573	$1,642,930,588
Undistributed (distributions in excess of) net investment income at end of year or period	$1,830,629	$95,861	$399,732	$(15,669)

(1)	Class S2 of Voya International Value Portfolio liquidated on April 30, 2013.

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya SmallCap Opportunities Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment (loss)	$(199,622)	$(802,356)
Net realized gain	18,560,578	29,411,052
Net change in unrealized appreciation (depreciation)	(10,899,910)	61,229,826
Increase in net assets resulting from operations	7,461,046	89,838,522

FROM DISTRIBUTIONS TO SHAREHOLDERS:	—	—
Net realized gains:
Class ADV	—	(1,712,645)
Class I	—	(9,938,817)
Class S	—	(4,998,362)
Class S2	—	(225,946)
Total distributions	—	(16,875,770)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,324,502	60,766,106
Reinvestment of distributions	—	16,875,770
	17,324,502	77,641,876
Cost of shares redeemed	(28,891,739)	(40,377,023)
Net increase (decrease) in net assets resulting from capital share transactions	(11,567,237)	37,264,853
Net increase (decrease) in net assets	(4,106,191)	110,227,605

NET ASSETS:
Beginning of year or period	332,650,390	222,422,785
End of year or period	$328,544,199	$332,650,390
Accumulated net investment loss at end of year or period	$(203,511)	$(3,889)

See Accompanying Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya International Value Portfolio
Class ADV
06-30-14	9.57	0.24	•	0.26	0.50	0.12	—	—	0.12	—	9.95	5.31	1.47	1.45		1.45		5.02		1,442	32
12-31-13	8.12	0.14		1.50	1.64	0.19	—	—	0.19	—	9.57	20.54	1.46	1.50		1.50		1.61		1,315	62
12-31-12	6.99	0.15		1.14	1.29	0.16	—	—	0.16	—	8.12	18.64	1.46	1.50		1.50		1.99		1,123	56
12-31-11	8.44	(0.01	)•	(1.26)	(1.27)	0.17	—	0.01	0.18	—	6.99	(15.40)	1.57	1.52		1.52		(0.09)		1,145	69
12-31-10	8.41	0.11		0.05	0.16	0.13	—	—	0.13	—	8.44	2.02	1.56	1.50	†	1.50	†	1.28	†	31	155
12-31-09	6.74	0.09		1.70	1.79	0.12	—	—	0.12	—	8.41	26.88	1.55	1.51	†	1.51	†	1.10	†	21	214
Class I
06-30-14	9.65	0.26	•	0.28	0.54	0.14	—	—	0.14	—	10.05	5.60	0.97	0.95		0.95		5.48		123,414	32
12-31-13	8.18	0.19		1.51	1.70	0.23	—	—	0.23	—	9.65	21.21	0.96	1.00		1.00		2.18		125,423	62
12-31-12	7.04	0.19		1.14	1.33	0.19	—	—	0.19	—	8.18	19.23	0.96	1.00		1.00		2.52		124,728	56
12-31-11	8.49	0.21		(1.45)	(1.24)	0.20	—	0.01	0.21	—	7.04	(14.96)	1.07	1.02		1.02		2.56		135,682	69
12-31-10	8.46	0.16	•	0.04	0.20	0.17	—	—	0.17	—	8.49	2.50	1.06	1.00	†	1.00	†	1.96	†	230,836	155
12-31-09	6.77	0.13		1.68	1.81	0.12	—	—	0.12	—	8.46	27.18	1.05	1.01	†	1.01	†	1.70	†	399,689	214
Class S
06-30-14	9.85	0.26	•	0.27	0.53	0.13	—	—	0.13	—	10.25	5.44	1.22	1.15		1.15		5.29		7,790	32
12-31-13	8.34	0.18		1.54	1.72	0.21	—	—	0.21	—	9.85	21.05	1.21	1.20		1.20		1.95		7,920	62
12-31-12	7.18	0.18		1.16	1.34	0.18	—	—	0.18	—	8.34	18.90	1.21	1.20		1.20		2.33		7,623	56
12-31-11	8.64	0.19		(1.46)	(1.27)	0.18	—	0.01	0.19	—	7.18	(14.99)	1.32	1.22		1.22		2.27		8,156	69
12-31-10	8.60	0.13		0.06	0.19	0.15	—	—	0.15	—	8.64	2.36	1.31	1.20	†	1.20	†	1.61	†	11,068	155
12-31-09	6.93	0.11		1.68	1.79	0.12	—	—	0.12	—	8.60	26.13	1.30	1.21	†	1.21	†	1.44	†	12,076	214
Voya MidCap Opportunities Portfolio
Class ADV
06-30-14	16.02	0.03	•	0.27	0.30	0.04	—	—	0.04	—	16.28	1.89	1.30	1.30		1.30		0.38		140,655	57
12-31-13	12.51	(0.05)		3.92	3.87	—	0.36	—	0.36	—	16.02	31.34	1.30	1.30		1.30		(0.34)		143,300	81
12-31-12	11.34	0.01		1.52	1.53	0.04	0.32	—	0.36	—	12.51	13.61	1.34	1.34		1.34		0.09		81,463	89
12-31-11	11.46	(0.02)		(0.10)	(0.12)	—	—	—	—	—	11.34	(1.05)	1.34	1.34		1.34		(0.23)		40,497	90
12-31-10	8.88	0.08	•	2.54	2.62	0.04	—	—	0.04	—	11.46	29.57	1.36	1.29	†	1.29	†	0.75	†	15,119	96
12-31-09	6.32	0.03	•	2.54	2.57	0.01	—	—	0.01	—	8.88	40.65	1.40	1.14	†	1.14	†	0.36	†	957	169
Class I
06-30-14	16.58	0.07	•	0.29	0.36	0.06	—	—	0.06	—	16.88	2.19	0.80	0.80		0.80		0.90		737,736	57
12-31-13	12.88	0.02		4.05	4.07	0.01	0.36	—	0.37	—	16.58	31.97	0.80	0.80		0.80		0.16		796,010	81
12-31-12	11.63	0.07		1.57	1.64	0.07	0.32	—	0.39	—	12.88	14.20	0.84	0.84		0.84		0.56		614,151	89
12-31-11	11.69	0.03		(0.09)	(0.06)	—	—	—	—	—	11.63	(0.51)	0.84	0.84		0.84		0.24		435,027	90
12-31-10	9.03	0.06		2.67	2.73	0.07	—	—	0.07	—	11.69	30.36	0.86	0.79	†	0.79	†	0.62	†	350,626	96
12-31-09	6.40	0.04		2.61	2.65	0.02	—	—	0.02	—	9.03	41.44	0.90	0.64	†	0.64	†	0.46	†	238,426	169
Class S
06-30-14	16.14	0.05	•	0.28	0.33	0.05	—	—	0.05	—	16.42	2.06	1.05	1.05		1.05		0.65		641,023	57
12-31-13	12.57	(0.01)		3.94	3.93	—	0.36	—	0.36	—	16.14	31.68	1.05	1.05		1.05		(0.09)		689,091	81
12-31-12	11.37	0.04		1.53	1.57	0.05	0.32	—	0.37	—	12.57	13.92	1.09	1.09		1.09		0.29		435,586	89
12-31-11	11.46	(0.00	)*	(0.09)	(0.09)	—	—	—	—	—	11.37	(0.79)	1.09	1.09		1.09		(0.04)		414,381	90
12-31-10	8.86	0.03	•	2.62	2.65	0.05	—	—	0.05	—	11.46	29.96	1.11	1.04	†	1.04	†	0.35	†	450,115	96
12-31-09	6.29	0.02		2.56	2.58	0.01	—	—	0.01	—	8.86	41.04	1.15	0.89	†	0.89	†	0.25	†	333,376	169
Class S2
06-30-14	16.13	0.04	•	0.28	0.32	0.05	—	—	0.05	—	16.40	1.96	1.30	1.20		1.20		0.46		14,730	57
12-31-13	12.58	(0.03)		3.94	3.91	—	0.36	—	0.36	—	16.13	31.49	1.30	1.20		1.20		(0.24)		14,530	81
12-31-12	11.38	0.02		1.54	1.56	0.04	0.32	—	0.36	—	12.58	13.79	1.34	1.24		1.24		0.18		7,243	89
12-31-11	11.49	(0.01)		(0.10)	(0.11)	—	—	—	—	—	11.38	(0.96)	1.34	1.24		1.24		(0.13)		3,314	90
12-31-10	8.89	0.08	•	2.56	2.64	0.04	—	—	0.04	—	11.49	29.67	1.36	1.19	†	1.19	†	0.71	†	900	96
02-27-09(5)–12-31-09	5.55	0.01		3.34	3.35	0.01	—	—	0.01	—	8.89	60.41	1.40	1.04	†	1.04	†	0.14	†	5	169

See Accompanying Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets						Supplemental data

	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments, if any (2)(3)(4)		Expenses net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)	($000’s)	(%)
Voya SmallCap Opportunities Portfolio
Class ADV
06-30-14	27.68	(0.07	)•	0.68	0.61	—	—	—	—	—	28.29	2.20	1.38	1.38		1.38		(0.48)	45,462	17
12-31-13	21.37	(0.16	)•	8.07	7.91	—	1.60	—	1.60	—	27.68	38.39	1.38	1.38		1.38		(0.63)	42,105	40
12-31-12	20.73	(0.07	)•	3.00	2.93	—	2.29	—	2.29	—	21.37	14.63	1.41	1.41		1.41		(0.34)	14,236	57
12-31-11	20.67	(0.14	)•	0.20	0.06	—	—	—	—	—	20.73	0.29	1.40	1.40		1.40		(0.67)	4,819	72
12-31-10	15.69	(0.10	)•	5.08	4.98	—	—	—	—	—	20.67	31.74	1.40	1.40	†	1.40	†	(0.57)†	2,120	97
12-31-09	12.04	(0.08)		3.73	3.65	—	—	—	—	—	15.69	30.32	1.46	1.43	†	1.43	†	(0.61)†	88	139
Class I
06-30-14	29.14	0.00	*	0.72	0.72	—	—	—	—	—	29.86	2.47	0.88	0.88		0.88		0.01	194,258	17
12-31-13	22.32	(0.04)		8.46	8.42	—	1.60	—	1.60	—	29.14	39.06	0.88	0.88		0.88		(0.16)	196,665	40
12-31-12	21.46	0.01		3.14	3.15	—	2.29	—	2.29	—	22.32	15.18	0.91	0.91		0.91		0.03	136,300	57
12-31-11	21.28	(0.04)		0.22	0.18	—	—	—	—	—	21.46	0.85	0.90	0.90		0.90		(0.17)	117,965	72
12-31-10	16.08	(0.02)		5.22	5.20	—	—	—	—	—	21.28	32.34	0.90	0.90	†	0.90	†	(0.14)†	113,938	97
12-31-09	12.27	(0.02)		3.83	3.81	—	—	—	—	—	16.08	31.05	0.96	0.93	†	0.93	†	(0.12)†	79,291	139
Class S
06-30-14	28.12	(0.03	)•	0.69	0.66	—	—	—	—	—	28.78	2.35	1.13	1.13		1.13		(0.24)	84,330	17
12-31-13	21.64	(0.11	)•	8.19	8.08	—	1.60	—	1.60	—	28.12	38.71	1.13	1.13		1.13		(0.42)	89,527	40
12-31-12	20.91	(0.05)		3.07	3.02	—	2.29	—	2.29	—	21.64	14.95	1.16	1.16		1.16		(0.22)	68,682	57
12-31-11	20.80	(0.10)		0.21	0.11	—	—	—	—	—	20.91	0.53	1.15	1.15		1.15		(0.47)	63,588	72
12-31-10	15.75	(0.07)		5.12	5.05	—	—	—	—	—	20.80	32.06	1.15	1.15	†	1.15	†	(0.39)†	71,992	97
12-31-09	12.05	(0.05)		3.75	3.70	—	—	—	—	—	15.75	30.71	1.21	1.17	†	1.17	†	(0.36)†	62,253	139
Class S2
06-30-14	27.84	(0.05	)•	0.68	0.63	—	—	—	—	—	28.47	2.26	1.38	1.28		1.28		(0.38)	4,493	17
12-31-13	21.47	(0.13)		8.10	7.97	—	1.60	—	1.60	—	27.84	38.50	1.38	1.28		1.28		(0.57)	4,354	40
12-31-12	20.79	(0.06	)•	3.03	2.97	—	2.29	—	2.29	—	21.47	14.79	1.41	1.31		1.31		(0.27)	3,205	57
12-31-11	20.71	(0.11	)•	0.19	0.08	—	—	—	—	—	20.79	0.39	1.40	1.30		1.30		(0.56)	1,472	72
12-31-10	15.71	(0.09	)•	5.09	5.00	—	—	—	—	—	20.71	31.83	1.40	1.30	†	1.30	†	(0.50)†	344	97
02-27-09(5)–12-31-09	9.88	(0.06)		5.89	5.83	—	—	—	—	—	15.71	59.01	1.46	1.33	†	1.33	†	(0.54)†	5	139

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Variable Products Trust (formerly, ING Variable Products Trust) (the “Trust”) is a business trust organized under the laws of the Commonwealth of Massachusetts on December 17, 1993 and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Trust: Voya International Value Portfolio (“International Value”), Voya MidCap Opportunities Portfolio (“MidCap Opportunities”) and Voya SmallCap Opportunities Portfolio (“SmallCap Opportunities”), each a diversified series of the Trust. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers at least three of the following classes of shares: Adviser Class (“Class ADV”) shares, Class I shares, Class S shares, and Service 2 Class (“Class S2”) shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s Valuation Procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio had a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method and included in interest income.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income are declared and paid quarterly by each Portfolio. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characters of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, forward foreign currency contracts, In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the Portfolios did not have any open forward foreign currency contracts.

H.  Forward Foreign Currency Contracts. Each Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, each Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts, if any, are presented following the Summary Portfolio of Investments. During the six months ended June 30, 2014, the Portfolios did not enter into any forward foreign currency contracts.

I.  Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

J.  Securities Lending. Each Portfolio may temporarily loan up to 33% (except International Value, which can loan up to 33-1/3%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

K.  Illiquid and Restricted Securities. Each Portfolio may not invest more than 15% of its net assets in illiquid securities. Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or are securities offered pursuant to Section 4(a)(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Certain restricted securities may be considered liquid pursuant to guidelines approved by the Board or may be deemed to be illiquid because they may not be readily marketable. Illiquid and restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as that term is used in the 1940 Act, determined in good faith under procedures approved by the Board.

L.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
International Value	$41,357,176	$47,194,151
MidCap Opportunities	885,895,624	1,019,130,592
SmallCap Opportunities	53,708,983	60,296,576

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

International Value	0.80% on the first $250 million; 0.75% on the next $500 million; and 0.70% in excess of $750 million
MidCap Opportunities	0.75% on the first $250 million; 0.70% on the next $400 million; 0.65% on the next $450 million; and 0.60% in excess of $1.1 billion
SmallCap Opportunities	0.75% on the first $250 million; 0.70% on the next $250 million, 0.65% on the next $250 million; 0.60% on the next $250 million; and 0.55% in excess of $1 billion

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as administrator and provides certain administrative and shareholder services necessary for each Portfolio’s operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statement of Operations.

NOTE 5 — SHAREHOLDER SERVICE AND DISTRIBUTION FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to Class S2 of the Portfolios, so that the actual fee paid by Class S2 of a Portfolio is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that the waiver will continue.

Class S shares of the Portfolios are subject to a Shareholder Services Plan (the “Shareholder Services Plan”). Under the Shareholder Services Plan, each Portfolio pays the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets attributable to its Class S shares. The Distributor is entitled to use the proceeds from the Shareholder Services Plan to pay for services including, but not limited to, providing information about the Portfolios and delivering Portfolio documents.

The Distributor has agreed to waive 0.05% of average daily net assets of Class S related to the shareholder service fee for International Value. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that the waiver will continue.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) owned more than 5% of the following Portfolios:

Subsidiaries	Portfolios	Percentage
ING Life Insurance and	International Value	81.45%
Annuity Company	MidCap Opportunities	28.97
	SmallCap Opportunities	39.27

ING National Trust	MidCap Opportunities	10.79
	SmallCap Opportunities	25.82

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiaries	Portfolios	Percentage
ING USA Annuity and	International Value	5.08%
Life Insurance	MidCap Opportunities	35.72
Company	SmallCap Opportunities	19.27

ReliaStar Life Insurance	International Value	13.00
Company	SmallCap Opportunities	12.87

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees, as described in the Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of trustees’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit the expenses excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
International Value(1)	1.50%	1.00%	1.20%	N/A
MidCap Opportunities(2)	1.40%	0.90%	1.10%	1.30%
SmallCap Opportunities	1.42%	0.92%	1.17%	1.32%

(1)	Effective January 1, 2014, pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for International Value to 1.45%, 0.95%, and 1.15% for Class ADV, Class I, and Class S, respectively. The side letter agreement will continue through May 1, 2015 unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Investment Management Agreement or the Expense Limitation Agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)	Pursuant to a side letter agreement, the Investment Adviser has further lowered the expense limits for MidCap Opportunities to 1.35%, 0.85%, 1.10%, and 1.25% for Class ADV, Class I, Class S and Class S2, respectively. The side letter agreement will continue through May 1, 2015 unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Investment Management Agreement or the Expense Limitation Agreement has been terminated.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the particular Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amounts of waived and reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
International Value	$62,893	$—	$—	$62,893

These amounts do not include shareholding servicing fees voluntarily waived by the Distributor.

The Expense Limitation Agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; and (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2014:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
International Value	7	$727,286	1.08%

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
International Value
Class ADV
6/30/2014	8,512	—	1,819	(2,774)	7,557	81,651	—	17,574	(26,683)	72,542
12/31/2013	16,035	—	3,005	(19,999)	(959)	139,704	—	24,731	(170,222)	(5,787)
Class I
6/30/2014	170,087	—	175,897	(1,058,096)	(712,112)	1,667,432	—	1,713,236	(10,262,314)	(6,881,646)
12/31/2013	349,096	—	387,712	(2,991,408)	(2,254,600)	3,117,626	—	3,244,666	(26,160,759)	(19,798,467)
Class S
6/30/2014	24,885	—	10,217	(79,306)	(44,204)	246,585	—	101,556	(785,419)	(437,278)
12/31/2013	15,511	—	21,328	(146,497)	(109,658)	140,686	—	181,650	(1,318,884)	(996,548)
Class S2(1)
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(552)	(552)	—	—	—	(4,774)	(4,774)
MidCap Opportunities
Class ADV
6/30/2014	306,740	—	23,129	(636,456)	(306,587)	4,887,856	—	372,599	(10,105,571)	(4,845,116)
12/31/2013	2,042,352	1,118,918	223,187	(951,367)	2,433,090	28,755,203	15,307,383	3,104,778	(13,992,671)	33,174,693
Class I
6/30/2014	5,043,308	—	166,964	(9,505,038)	(4,294,766)	82,977,469	—	2,784,963	(153,761,729)	(67,999,297)
12/31/2013	6,292,943	6,446,546	1,297,736	(13,724,218)	313,007	92,314,013	90,885,188	18,667,524	(200,124,880)	1,741,845
Class S
6/30/2014	274,280	—	130,368	(4,048,996)	(3,644,348)	4,375,028	—	2,115,878	(64,682,397)	(58,191,491)
12/31/2013	1,793,643	14,215,244	1,147,782	(9,115,021)	8,041,648	25,214,661	195,532,971	16,070,181	(130,827,647)	105,990,166
Class S2
6/30/2014	123,895	—	2,539	(128,977)	(2,543)	1,995,647	—	41,187	(2,040,794)	(3,960)
12/31/2013	340,396	103,967	19,163	(138,384)	325,142	4,908,180	1,430,604	268,315	(2,000,371)	4,606,728
SmallCap Opportunities
Class ADV
6/30/2014	196,225	—	—	(110,784)	85,441	5,372,552	—	—	(3,019,383)	2,353,169
12/31/2013	895,070	—	73,065	(112,951)	855,184	22,200,746	—	1,712,645	(2,866,905)	21,046,486
Class I
6/30/2014	307,247	—	—	(551,559)	(244,312)	8,902,050	—	—	(15,840,017)	(6,937,967)
12/31/2013	1,032,830	—	403,853	(793,770)	642,913	26,843,417	—	9,938,817	(20,518,480)	16,263,754
Class S
6/30/2014	87,702	—	—	(341,626)	(253,924)	2,437,122	—	—	(9,454,866)	(7,017,744)
12/31/2013	432,457	—	210,192	(632,802)	9,847	10,734,452	—	4,998,362	(15,961,632)	(228,818)
Class S2
6/30/2014	22,148	—	—	(20,747)	1,401	612,778	—	—	(577,473)	35,305
12/31/2013	39,689	—	9,590	(42,163)	7,116	987,491	—	225,946	(1,030,006)	183,431

(1)	Class S2 liquidated on April 30, 2013.

19

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolios of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2014:

International Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets	$2,375,004	$(2,375,004)	$—
Goldman Sachs & Company	1,197,003	(1,197,003)	—
JPMorgan Securities PLC	51,364	(51,364)	—
UBS Securities, LLC	12,366	(12,366)	—
Total	$3,635,737	$(3,635,737)	$—

(1)	Collateral with a fair value of $3,801,560 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

MidCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Company	$211,510	$(211,510)	$—
JPMorgan Clearing Corp.	195,240	(195,240)	—
Total	$406,750	$(406,750)	$—

(1)	Collateral with a fair value of $415,299 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

SmallCap Opportunities
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Deutsche Bank Securities	$1,044	$(1,044)	$—
Goldman Sachs & Company	141,504	(141,504)	—
HSBC Bank PLC	162,695	(162,695)	—
JPMorgan Clearing Corp.	648,730	(648,730)	—
Morgan Stanley & Co. LLC	3,307,385	(3,307,385)	—
National Financial Services LLC	622,393	(622,393)	—
Nomura Securities International , Inc.	5,582	(5,582)	—
SG Americas Security LLC	1,044	(1,044)	—
UBS Securities, LLC	725,634	(725,634)	—
Total	$5,616,011	$(5,616,011)	$—

(1)	Collateral with a fair value of $5,755,280 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — REORGANIZATIONS

On March 22, 2013, MidCap Opportunities (“Acquiring Portfolio”) acquired all of the net assets of ING Blackrock Science and Technology Opportunities Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolio’s shareholders on March 12, 2013. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio was carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s

20

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — REORGANIZATIONS (continued)

pro forma results of operations for the period ended December 31, 2013, are as follows:

Net investment income	$(192,772)
Net realized and unrealized loss on investments	$411,278,505
Net increase in net assets resulting from operations	$411,085,733

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolio	Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
MidCap Opportunities	ING Blackrock Science and Technology Opportunities Portfolio	$303,156	$1,245,557	$—	$658	0.3462

The net assets of MidCap Opportunities after the acquisition were $1,548,713.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by a Portfolio and their corresponding risks, see each Portfolio’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Investments and/or Developing and Emerging Markets (International Value and MidCap Opportunities). There are certain risks in owning foreign (non-U.S.) securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

21

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014	Year Ended December 31, 2013
	Ordinary Income	Ordinary Income	Long-term Capital Gain
International Value	$1,832,366	$3,451,084	$—
MidCap Opportunities	5,314,627	240,392	37,870,406
SmallCap Opportunities	—	4,941,867	11,933,903

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
International Value	$99,330	$—	$21,439,831	$(76,969,718)	2016
				(104,716,147)	2017
				(1,913,497)	None
				$(183,599,362)
MidCap Opportunities	68,656,815	157,130,944	302,598,500	(524,221)	2016
				(95,470)	2017
				$(619,691)*
SmallCap Opportunities	9,025,541	19,308,277	79,484,075	—	—

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

22

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 14 — RESTRUCTURING PLAN (continued)

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 15 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the following Portfolio declared and paid dividends of:

	PER SHARE AMOUNTS
	Net Investment Income	Payable Date	Record Date
International Value
Class ADV	$0.1251	July 2, 2014	June 30, 2014
Class I	$0.1372	July 2, 2014	June 30, 2014
Class S	$0.1321	July 2, 2014	June 30, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

23

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED)

VOYA INTERNATIONAL VALUE
PORTFOLIO

Geographic Diversification
as of June 30, 2014
(as a percentage of net assets)

Japan	20.2%
France	14.7%
United Kingdom	13.5%
Switzerland	10.2%
Netherlands	9.1%
Germany	5.5%
Australia	4.2%
Italy	4.0%
Hong Kong	3.1%
Spain	2.9%
Countries between 0.7%–2.8%ˆ	11.8%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

*Includes short-term investments.
ˆIncludes 7 countries, which each represents 0.7%-2.8% of net assets.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Australia: 4.2%
82,632		BHP Billiton Ltd.	$2,818,141	2.1
31,707		Macquarie Group Ltd.	1,783,641	1.3
87,145		Other Securities	1,001,485	0.8
			5,603,267	4.2

		Brazil: 0.9%
97,000		Other Securities	1,152,849	0.9

		China: 0.7%
1,118,000		Other Securities	984,299	0.7

		Denmark: 2.8%
590		AP Moller — Maersk A/S — Class B	1,466,908	1.1
78,958		Danske Bank A/S	2,232,025	1.7
			3,698,933	2.8

		Finland: 0.9%
44,663		Other Securities	1,199,290	0.9

		France: 14.7%
15,304		Casino Guichard Perrachon S.A.	2,029,008	1.5
93,112		Orange SA	1,473,248	1.1
217,156		Natixis	1,393,686	1.1
7,233		Kering	1,586,711	1.2
19,731		Renault S.A.	1,783,578	1.4
20,356		Sanofi	2,163,631	1.6
76,733		Suez Environnement S.A.	1,467,916	1.1
55,647		Total S.A.	4,026,044	3.0

COMMON STOCK: (continued)
		France: (continued)
127,580		Other Securities	$3,537,503	2.7
			19,461,325	14.7

		Germany: 5.5%
17,455		Bayer AG	2,462,433	1.9
10,996		Bayerische Motoren Werke AG	1,392,421	1.0
16,919		Siemens AG	2,233,886	1.7
34,878		Other Securities	1,258,918	0.9
			7,347,658	5.5

		Hong Kong: 3.1%
2,728,000		PCCW Ltd.	1,626,156	1.3
243,000		Wharf Holdings Ltd.	1,749,799	1.3
205,500		Other Securities	687,591	0.5
			4,063,546	3.1

		Italy: 4.0%
258,851	L	Enel S.p.A.	1,505,643	1.1
670,047		Intesa Sanpaolo S.p.A.	2,067,316	1.6
204,373		UniCredit SpA	1,708,839	1.3
			5,281,798	4.0

		Japan: 20.2%
129,000		Ajinomoto Co., Inc.	2,021,859	1.5
279,112		Hitachi Ltd.	2,045,631	1.5
66,300		Japan Tobacco, Inc.	2,417,438	1.8
84,800		JSR Corp.	1,455,849	1.1
65,000		Komatsu Ltd.	1,508,864	1.1
83,700		Mitsubishi Corp.	1,742,167	1.3
52,000		Mitsui Fudosan Co., Ltd.	1,754,962	1.3
782,200		Mizuho Financial Group, Inc.	1,607,816	1.2
81,400		NTT DoCoMo, Inc.	1,389,564	1.1
33,500		Omron Corp.	1,412,681	1.1
41,100		Toyota Motor Corp.	2,460,765	1.9
484,800		Other Securities	7,043,559	5.3
			26,861,155	20.2

		Netherlands: 9.1%
25,988		Koninklijke DSM NV	1,891,209	1.4
51,325	L	Koninklijke Philips NV	1,628,969	1.2
65,426		Reed Elsevier NV	1,502,393	1.1
121,052		Royal Dutch Shell PLC — Class A	5,002,175	3.8
79,691		Other Securities(a)	2,070,112	1.6
			12,094,858	9.1

		New Zealand: 1.2%
674,741		Telecom Corp. of New Zealand Ltd.	1,583,261	1.2

		Norway: 2.3%
53,259		Statoil ASA	1,637,121	1.3
59,970		Telenor ASA	1,365,424	1.0
			3,002,545	2.3

See Accompanying Notes to Financial Statements

24

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VOYA INTERNATIONAL VALUE
PORTFOLIO

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Spain: 2.9%
270,670	CaixaBank SA	$1,669,776	1.3
186,879	Other Securities(a)	2,193,178	1.6
		3,862,954	2.9

	Sweden: 2.2%
124,573	Telefonaktiebolaget LM Ericsson	1,504,936	1.1
100,630	Nordea Bank AB	1,418,677	1.1
		2,923,613	2.2

	Switzerland: 10.2%
13,556	Cie Financiere Richemont SA	1,420,523	1.1
23,323	Nestle S.A.	1,807,228	1.4
43,076	Novartis AG	3,900,893	2.9
12,137	Roche Holding AG — Genusschein	3,616,303	2.7
6,723	Swiss Life Holding	1,593,632	1.2
3,810	Other Securities	1,147,520	0.9
		13,486,099	10.2

	United Kingdom: 13.5%
68,966	Admiral Group PLC	1,827,361	1.4
553,593	Barclays PLC	2,016,605	1.5
50,776	British American Tobacco PLC	3,021,272	2.3
123,330	CNH Industrial NV	1,265,477	1.0
223,840	Kingfisher PLC	1,374,124	1.0
429,284	Legal & General Group PLC	1,653,807	1.2
56,284	Prudential PLC	1,289,542	1.0
172,174	Rexam PLC	1,575,880	1.2
30,302	SABMiller PLC	1,756,144	1.3
161,306	Other Securities	2,152,311	1.6
		17,932,523	13.5

	Total Common Stock (Cost $110,744,149)	130,539,973	98.4

PREFERRED STOCK: 0.8%
	Brazil: 0.8%
145,934	Other Securities	1,066,682	0.8

	Total Preferred Stock (Cost $907,560)	1,066,682	0.8

	Total Long-Term Investments (Cost $111,651,709)	131,606,655	99.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc(1): 2.9%
801,560	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $801,563, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $817,591, due 07/15/14–04/20/64)	$801,560	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17–03/01/48)	1,000,000	0.8
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14–08/15/42)	1,000,000	0.7
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14–07/15/56)	1,000,000	0.8
		3,801,560	2.9

See Accompanying Notes to Financial Statements

25

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VOYA INTERNATIONAL VALUE
PORTFOLIO

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.4%
529,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $529,000)	$529,000	0.4

	Total Short-Term Investments (Cost $4,330,560)	4,330,560	3.3

	Total Investments in Securities (Cost $115,982,269)	$135,937,215	102.5
	Liabilities in Excess of Other Assets	(3,291,265)	(2.5)

	Net Assets	$132,645,950	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $116,147,663.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$21,518,593
Gross Unrealized Depreciation	(1,729,041)
Net Unrealized Appreciation	$19,789,552

Sector Diversification	Percentage of Net Assets
Financials	25.0%
Consumer Discretionary	11.6
Industrials	11.6
Health Care	10.6
Consumer Staples	9.8
Materials	8.3
Energy	8.1
Telecommunication Services	5.7
Utilities	4.8
Information Technology	3.7
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$5,603,267	$—	$5,603,267
Brazil	1,152,849	—	—	1,152,849
China	—	984,299	—	984,299
Denmark	—	3,698,933	—	3,698,933
Finland	1,199,290	—	—	1,199,290
France	—	19,461,325	—	19,461,325
Germany	—	7,347,658	—	7,347,658
Hong Kong	1,626,156	2,437,390	—	4,063,546
Italy	—	5,281,798	—	5,281,798
Japan	—	26,861,155	—	26,861,155
Netherlands	937,604	11,157,254	—	12,094,858
New Zealand	1,583,261	—	—	1,583,261
Norway	—	3,002,545	—	3,002,545
Spain	—	3,862,954	—	3,862,954
Sweden	—	2,923,613	—	2,923,613
Switzerland	—	13,486,099	—	13,486,099
United Kingdom	—	17,932,523	—	17,932,523
Total Common Stock	6,499,160	124,040,813	—	130,539,973
Preferred Stock	1,066,682	—	—	1,066,682
Short-Term Investments	529,000	3,801,560	—	4,330,560
Total Investments, at fair value	$8,094,842	$127,842,373	$—	$135,937,215

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels

See Accompanying Notes to Financial Statements

26

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VOYA INTERNATIONAL VALUE
PORTFOLIO

at the end of the reporting period. At June 30, 2014, securities valued at $1,405,680 and $1,170,571 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(2,036)
Total	$(2,036)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(2,979)
Total	$(2,979)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

27

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED)

VOYA MIDCAP
OPPORTUNITIES PORTFOLIO

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Consumer Discretionary	22.5%
Information Technology	17.2%
Industrials	16.8%
Health Care	11.7%
Financials	9.3%
Consumer Staples	7.9%
Energy	7.1%
Materials	4.6%
Telecommunication Services	1.4%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 22.5%
541,201		Brinker International, Inc.	$26,329,429	1.7
60,114		Chipotle Mexican Grill, Inc.	35,618,146	2.3
224,491	@	Delphi Automotive PLC	15,431,511	1.0
294,758		Discovery Communications, Inc. — Class A	21,894,624	1.4
80,788		Discovery Communications, Inc. — Class C	5,864,401	0.4
305,589		Foot Locker, Inc.	15,499,474	1.0
588,071		Gap, Inc.	24,446,111	1.6
679,666		Hilton Worldwide Holdings, Inc.	15,836,218	1.0
456,289	@	Jarden Corp.	27,080,752	1.8
395,093		Macy’s, Inc.	22,923,296	1.5
324,130		Marriott International, Inc.	20,776,733	1.4
351,188		Michael Kors Holdings Ltd.	31,132,816	2.0
688,502		Newell Rubbermaid, Inc.	21,336,677	1.4
258,106		Ross Stores, Inc.	17,068,550	1.1
665,554	@	Starz	19,826,854	1.3
266,721	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,380,967	1.6
			345,446,559	22.5

		Consumer Staples: 7.9%
340,129		Coca-Cola Enterprises, Inc.	16,251,364	1.1
190,585		Hershey Co.	18,557,261	1.2
272,334		Mead Johnson Nutrition Co.	25,373,359	1.7
276,382		Molson Coors Brewing Co.	20,496,489	1.3
262,434	@	Monster Beverage Corp.	18,640,687	1.2
1,394,593		Other Securities(a)	21,601,747	1.4
			120,920,907	7.9

COMMON STOCK: (continued)
		Energy: 7.1%
643,348		Cabot Oil & Gas Corp.	$21,963,901	1.4
302,459	@	Cameron International Corp.	20,479,499	1.3
148,017		EQT Corp.	15,823,017	1.0
136,991		Helmerich & Payne, Inc.	15,906,025	1.1
338,253		Oasis Petroleum, Inc.	18,904,960	1.2
194,717		SM Energy Co.	16,375,700	1.1
			109,453,102	7.1

		Financials: 9.3%
130,938	@	Affiliated Managers Group, Inc.	26,894,665	1.7
192,849		Ameriprise Financial, Inc.	23,141,880	1.5
168,953	@	Aon PLC	15,220,976	1.0
489,626		Arthur J. Gallagher & Co.	22,816,572	1.5
113,799		Intercontinental Exchange, Inc.	21,496,631	1.4
743,172		Other Securities	33,647,756	2.2
			143,218,480	9.3

		Health Care: 11.7%
270,768		Agilent Technologies, Inc.	15,552,914	1.0
196,995		Covance, Inc.	16,858,832	1.1
167,779	@	Henry Schein, Inc.	19,910,334	1.3
480,796	@	Mylan Laboratories	24,789,842	1.6
411,107		St. Jude Medical, Inc.	28,469,160	1.8
189,900		Universal Health Services, Inc.	18,184,824	1.2
861,814		Other Securities	55,880,146	3.7
			179,646,052	11.7

		Industrials: 16.8%
592,307		Ametek, Inc.	30,965,810	2.0
260,728		Equifax, Inc.	18,913,209	1.2
337,390	@	Ingersoll-Rand PLC — Class A	21,090,249	1.4
507,885		KAR Auction Services, Inc.	16,186,295	1.1
315,604		Oshkosh Truck Corp.	17,525,490	1.2
642,832	@	Quanta Services, Inc.	22,229,131	1.5
161,738		Roper Industries, Inc.	23,615,365	1.5
1,160,441		Southwest Airlines Co.	31,169,445	2.0
505,066		Waste Connections, Inc.	24,520,954	1.6
173,292		Wesco International, Inc.	14,968,963	1.0
654,339		Other Securities	36,479,885	2.3
			257,664,796	16.8

		Information Technology: 17.2%
277,872		Analog Devices, Inc.	15,024,539	1.0
484,212		Broadridge Financial Solutions, Inc. ADR	20,162,588	1.3
316,806		Cavium, Inc.	15,732,586	1.0
227,350	@	F5 Networks, Inc.	25,335,884	1.7
276,323	@	Gartner, Inc.	19,486,298	1.3
684,103	@	Informatica Corp.	24,388,272	1.6

See Accompanying Notes to Financial Statements

28

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VOYA MIDCAP
OPPORTUNITIES PORTFOLIO

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
440,884		Intuit, Inc.	$35,504,388	2.3
412,564		Microchip Technology, Inc.	20,137,249	1.3
253,905		Palo Alto Networks, Inc.	21,289,934	1.4
278,141	@	Red Hat, Inc.	15,372,853	1.0
527,810		Xilinx, Inc.	24,970,691	1.6
530,656		Other Securities	26,752,079	1.7
			264,157,361	17.2

		Materials: 4.6%
291,797		Eastman Chemical Co.	25,488,468	1.6
378,283		Packaging Corp. of America	27,043,451	1.8
193,032	@	WR Grace & Co.	18,247,315	1.2
			70,779,234	4.6

		Telecommunication Services: 1.4%
205,684		SBA Communications Corp.	21,041,473	1.4

		Total Common Stock (Cost $1,326,157,669)	1,512,327,964	98.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.0%
415,299	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $415,300, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $423,605, due 07/15/14–04/20/64) (Cost $415,299)	415,299	0.0

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.9%
12,709,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $12,709,000)	$12,709,000	0.9

	Total Short-Term Investments (Cost $13,124,299)	13,124,299	0.9

	Total Investments in Securities (Cost $1,339,281,968)	$1,525,452,263	99.4
	Assets in Excess of Other Liabilities	8,692,310	0.6
	Net Assets	$1,534,144,573	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,340,932,700.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$199,220,376
Gross Unrealized Depreciation	(14,700,813)
Net Unrealized Appreciation	$184,519,563

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$1,512,327,964	$—	$—	$1,512,327,964
Short-Term Investments	12,709,000	415,299	—	13,124,299
Total Investments, at fair value	$1,525,036,964	$415,299	$—	$1,525,452,263

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

29

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED)

VOYA SMALLCAP
OPPORTUNITIES PORTFOLIO

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	23.7%
Consumer Discretionary	17.6%
Health Care	17.3%
Industrials	15.0%
Financials	11.3%
Energy	5.5%
Materials	5.0%
Consumer Staples	2.0%
Exchange-Traded Funds	1.6%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%

*Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.4%
		Consumer Discretionary: 17.6%
39,700	@	Bally Technologies, Inc.	$2,609,084	0.8
67,600		Cheesecake Factory	3,137,992	0.9
73,666		Cinemark Holdings, Inc.	2,604,829	0.8
142,100		Dana Holding Corp.	3,470,082	1.0
96,800		Finish Line	2,878,832	0.9
54,499	@	Hibbett Sporting Goods, Inc.	2,952,211	0.9
55,304		Monro Muffler, Inc.	2,941,620	0.9
50,218		Pool Corp.	2,840,330	0.9
51,194		Vail Resorts, Inc.	3,951,153	1.2
1,116,889		Other Securities(a)	30,559,203	9.3
			57,945,336	17.6

		Consumer Staples: 2.0%
48,000		Casey’s General Stores, Inc.	3,373,920	1.0
149,025		Other Securities	3,154,129	1.0
			6,528,049	2.0

		Energy: 5.5%
100,400		C&J Energy Services, Inc.	3,391,512	1.0
43,500		Carrizo Oil & Gas, Inc.	3,012,810	0.9
50,100		Rosetta Resources, Inc.	2,747,985	0.8
46,100	@	Unit Corp.	3,173,063	1.0
326,450		Other Securities(a)	5,740,161	1.8
			18,065,531	5.5

		Financials: 11.3%
63,933		Financial Engines, Inc.	2,894,886	0.9
75,086	@	Portfolio Recovery Associates, Inc.	4,469,869	1.4
21,376		Signature Bank	2,697,224	0.8
26,458	@	SVB Financial Group	3,085,532	0.9
73,514		The Geo Group, Inc.	2,626,655	0.8
16,400		Virtus Investment Partners	3,472,700	1.1

COMMON STOCK: (continued)
		Financials: (continued)
646,908		Other Securities	$17,914,747	5.4
			37,161,613	11.3

		Health Care: 17.3%
110,187		Healthsouth Corp.	3,952,408	1.2
74,100		Team Health Holdings, Inc.	3,700,554	1.1
1,486,391		Other Securities(a)	49,060,171	15.0
			56,713,133	17.3

		Industrials: 15.0%
87,600		Actuant Corp.	3,028,332	0.9
60,200		Clarcor, Inc.	3,723,370	1.1
47,600		EnPro Industries, Inc.	3,482,416	1.1
105,106		Healthcare Services Group	3,094,321	0.9
65,750	@	HUB Group, Inc.	3,313,800	1.0
93,100		KAR Auction Services, Inc.	2,967,097	0.9
132,500		Knight Transportation, Inc.	3,149,525	1.0
78,800		Simpson Manufacturing Co., Inc.	2,865,168	0.9
28,275		Teledyne Technologies, Inc.	2,747,482	0.8
48,600		Toro Co.	3,090,960	0.9
53,663		Waste Connections, Inc.	2,605,339	0.8
47,000		Watts Water Technologies, Inc.	2,901,310	0.9
58,000		Woodward Governor Co.	2,910,440	0.9
172,330		Other Securities	9,404,874	2.9
			49,284,434	15.0

		Information Technology: 23.7%
119,900		Adtran, Inc.	2,704,944	0.8
82,876	@	Aspen Technology, Inc.	3,845,446	1.2
75,745		Blackbaud, Inc.	2,707,126	0.8
95,338		Cardtronics, Inc.	3,249,119	1.0
54,800		Commvault Systems, Inc.	2,694,516	0.8
59,100		DealerTrack Holdings, Inc.	2,679,594	0.8
64,916		Guidewire Software, Inc.	2,639,485	0.8
69,000		j2 Global, Inc.	3,509,340	1.1
80,228		National Instruments Corp.	2,598,585	0.8
138,200		QLIK Technologies, Inc.	3,126,084	0.9
74,600		Synchronoss Technologies, Inc.	2,608,016	0.8
40,173		WEX, Inc.	4,216,960	1.3
1,778,141		Other Securities	41,411,340	12.6
			77,990,555	23.7

		Materials: 5.0%
65,900		HB Fuller Co.	3,169,790	1.0
45,324		Minerals Technologies, Inc.	2,972,348	0.9
688,903		Other Securities	10,166,733	3.1
			16,308,871	5.0

		Total Common Stock (Cost $251,029,942)	319,997,522	97.4

See Accompanying Notes to Financial Statements

30

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VOYA SMALLCAP
OPPORTUNITIES PORTFOLIO

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 1.6%
38,107	iShares Russell 2000 Growth Index Fund	$5,274,771	1.6

	Total Exchange-Traded Funds (Cost $3,506,900)	5,274,771	1.6

	Total Long-Term Investments (Cost $254,536,842)	325,272,293	99.0

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 1.8%
287,704	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.03%, due 07/01/14 (Repurchase Amount $287,704, collateralized by various U.S. Government Securities, 1.625%–2.125%, Market Value plus accrued interest $293,458, due 06/30/19–06/30/21)	287,704	0.1
1,366,894	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,366,899, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,394,232, due 07/15/14–04/20/64)	1,366,894	0.4
1,366,894	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,366,899, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,394,232, due 01/01/17–03/01/48)	1,366,894	0.4
1,366,894	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,366,897, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,394,236, due 07/10/14–08/15/42)	1,366,894	0.5

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,366,894	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,366,898, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,394,232, due 07/01/14–07/15/56)	$1,366,894	0.4
		5,755,280	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,323,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $3,323,131)	3,323,131	1.0

	Total Short-Term Investments (Cost $9,078,411)	9,078,411	2.8

	Total Investments in Securities (Cost $263,615,253)	$334,350,704	101.8
	Liabilities in Excess of Other Assets	(5,806,505)	(1.8)
	Net Assets	$328,544,199	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $264,854,898.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$78,034,474
Gross Unrealized Depreciation	(8,538,668)
Net Unrealized Appreciation	$69,495,806

See Accompanying Notes to Financial Statements

31

SUMMARY PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

VOYA SMALLCAP
OPPORTUNITIES PORTFOLIO

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$319,997,522	$—	$—	$319,997,522
Exchange-Traded Funds	5,274,771	—	—	5,274,771
Short-Term Investments	3,323,131	5,755,280	—	9,078,411
Total Investments, at fair value	$328,595,424	$5,755,280	$—	$334,350,704

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

32

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Voya Investments, LLC
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Custodian
The Bank of New York Mellon
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New York, New York 10286

Legal Counsel
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

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RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VPTADVISS2 (0614-081514)

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Voya International Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.4%
		Australia: 4.2%
87,145		Bank of Queensland Ltd.	1,001,485	0.8
82,632		BHP Billiton Ltd.	2,818,141	2.1
31,707		Macquarie Group Ltd.	1,783,641	1.3
			5,603,267	4.2

		Brazil: 0.9%
97,000		Vale SA	1,152,849	0.9

		China: 0.7%
1,118,000		China Railway Construction Corp. Ltd	984,299	0.7

		Denmark: 2.8%
590		AP Moller - Maersk A/S - Class B	1,466,908	1.1
78,958		Danske Bank A/S	2,232,025	1.7
			3,698,933	2.8

		Finland: 0.9%
44,663		Fortum OYJ	1,199,290	0.9

		France: 14.7%
33,720		Alstom	1,224,622	0.9
11,893		Arkema	1,155,600	0.9
15,304		Casino Guichard Perrachon S.A.	2,029,008	1.5
81,967		Credit Agricole S.A.	1,157,281	0.9
93,112		Orange SA	1,473,248	1.1
217,156		Natixis	1,393,686	1.1
7,233		Kering	1,586,711	1.2
19,731		Renault S.A.	1,783,578	1.4
20,356		Sanofi	2,163,631	1.6
76,733		Suez Environnement S.A.	1,467,916	1.1
55,647		Total S.A.	4,026,044	3.0
			19,461,325	14.7

		Germany: 5.5%
17,455		Bayer AG	2,462,433	1.9
10,996		Bayerische Motoren Werke AG	1,392,421	1.0
34,878		Deutsche Post AG	1,258,918	0.9
16,919		Siemens AG	2,233,886	1.7
			7,347,658	5.5

		hong Kong: 3.1%
2,728,000		PCCW Ltd.	1,626,156	1.2
243,000		Wharf Holdings Ltd.	1,749,799	1.4
205,500		Yue Yuen Industrial Holdings	687,591	0.5
			4,063,546	3.1

		Italy: 4.0%
258,851	L	Enel S.p.A.	1,505,643	1.1
670,047		Intesa Sanpaolo S.p.A.	2,067,316	1.6
204,373		UniCredit SpA	1,708,839	1.3
			5,281,798	4.0
		Japan: 20.2%
129,000		Ajinomoto Co., Inc.	2,021,859	1.5
83,500		Astellas Pharma, Inc.	1,098,072	0.8
44,000		Fuji Heavy Industries Ltd.	1,220,066	0.9
279,112		Hitachi Ltd.	2,045,631	1.5
66,300		Japan Tobacco, Inc.	2,417,438	1.8
38,100		LIXIL Group Corp.	1,031,212	0.8
84,800		JSR Corp.	1,455,849	1.1
65,000		Komatsu Ltd.	1,508,864	1.1
83,700		Mitsubishi Corp.	1,742,167	1.3
52,000		Mitsui Fudosan Co., Ltd.	1,754,962	1.3
782,200		Mizuho Financial Group, Inc.	1,607,816	1.2
146,200		Nomura Holdings, Inc.	1,035,580	0.8
81,400		NTT DoCoMo, Inc.	1,389,564	1.1
33,500		Omron Corp.	1,412,681	1.1
42,000		ORIX Corp.	696,394	0.5
88,300		Panasonic Corp.	1,070,377	0.8
42,700		Shionogi & Co., Ltd.	891,858	0.7
41,100		Toyota Motor Corp.	2,460,765	1.9
			26,861,155	20.2

		Netherlands: 9.1%
62,800	L	ArcelorMittal	937,604	0.7
16,891		Airbus Group NV	1,132,508	0.9
25,988		Koninklijke DSM NV	1,891,209	1.4
51,325	L	Koninklijke Philips NV	1,628,969	1.2
65,426		Reed Elsevier NV	1,502,393	1.1
121,052		Royal Dutch Shell PLC - Class A	5,002,175	3.8
			12,094,858	9.1

		New Zealand: 1.2%
674,741		Telecom Corp. of New Zealand Ltd.	1,583,261	1.2

		Norway: 2.3%
53,259		Statoil ASA	1,637,121	1.3
59,970		Telenor ASA	1,365,424	1.0
			3,002,545	2.3

		Spain: 2.9%
145,782		Banco Popular Espanol SA	973,878	0.7
3,111	@	CaixaBank SA	19,199	0.0
270,670		CaixaBank SA	1,669,776	1.3
37,986	L	Gas Natural SDG S.A.	1,200,101	0.9
			3,862,954	2.9

		Sweden: 2.2%
124,573		Telefonaktiebolaget LM Ericsson	1,504,936	1.1
100,630		Nordea Bank AB	1,418,677	1.1
			2,923,613	2.2

		Switzerland: 10.2%
13,556		Cie Financiere Richemont SA	1,420,523	1.1
23,323		Nestle S.A.	1,807,228	1.4
43,076		Novartis AG	3,900,893	2.9
12,137		Roche Holding AG - Genusschein	3,616,303	2.7
6,723		Swiss Life Holding	1,593,632	1.2

See Accompanying Notes to Financial Statements

1

Voya International Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

3,810	Zurich Insurance Group AG	1,147,520	0.9
		13,486,099	10.2

	United Kingdom: 13.5%
68,966	Admiral Group PLC	1,827,361	1.4
553,593	Barclays PLC	2,016,605	1.5
50,776	British American Tobacco PLC	3,021,272	2.3
123,330	CNH Industrial NV	1,265,477	1.0
117,014	HSBC Holdings PLC	1,187,110	0.9
223,840	Kingfisher PLC	1,374,124	1.0
429,284	Legal & General Group PLC	1,653,807	1.2
56,284	Prudential PLC	1,289,542	1.0
172,174	Rexam PLC	1,575,880	1.2
30,302	SABMiller PLC	1,756,144	1.3
44,292	WPP PLC	965,201	0.7
		17,932,523	13.5

	Total Common Stock
	(Cost $110,744,149)	130,539,973	98.4

PREFERRED STOCK: 0.8%
	Brazil: 0.8%
145,934	Cia Energetica de Minas Gerais	1,066,682	0.8

	Total Preferred Stock
	(Cost $907,560)	1,066,682	0.8

	Total Long-Term Investments
	(Cost $111,651,709)	131,606,655	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Securities Lending Collateralcc(1): 2.9%
801,560	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $801,563, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $817,591, due 07/15/14-04/20/64)	801,560	0.6
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17-03/01/48)	1,000,000	0.8

1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.7
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.8
		3,801,560	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
529,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $529,000)	529,000	0.4

	Total Short-Term Investments (Cost $4,330,560)	4,330,560	3.3

	Total Investments in Securities (Cost $115,982,269)	$135,937,215	102.5
	Liabilities in Excess of Other Assets	(3,291,265)	(2.5)
	Net Assets	$132,645,950	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

2

Voya International Value Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $116,147,663.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$21,518,593
Gross Unrealized Depreciation	(1,729,041)
Net Unrealized Appreciation	$19,789,552

Sector Diversification	Percentage of Net Assets
Financials	25.1%
Consumer Discretionary	11.6
Industrials	11.6
Health Care	10.6
Consumer Staples	9.8
Materials	8.3
Energy	8.1
Telecommunication Services	5.6
Utilities	4.8
Information Technology	3.7
Short-Term Investments	3.3
Liabilities in Excess of Other Assets	(2.5)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

3

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 22.5%
541,201		Brinker International, Inc.	26,329,429	1.7
60,114		Chipotle Mexican Grill, Inc.	35,618,146	2.3
224,491	@	Delphi Automotive PLC	15,431,511	1.0
294,758		Discovery Communications, Inc. - Class A	21,894,624	1.4
80,788		Discovery Communications, Inc. - Class C	5,864,401	0.4
305,589		Foot Locker, Inc.	15,499,474	1.0
588,071		Gap, Inc.	24,446,111	1.6
679,666		Hilton Worldwide Holdings, Inc.	15,836,218	1.0
456,289	@	Jarden Corp.	27,080,752	1.8
395,093		Macy's, Inc.	22,923,296	1.5
324,130		Marriott International, Inc.	20,776,733	1.4
351,188		Michael Kors Holdings Ltd.	31,132,816	2.0
688,502		Newell Rubbermaid, Inc.	21,336,677	1.4
258,106		Ross Stores, Inc.	17,068,550	1.1
665,554	@	Starz	19,826,854	1.3
266,721	@	Ulta Salon Cosmetics & Fragrance, Inc.	24,380,967	1.6
			345,446,559	22.5

		Consumer Staples: 7.9%
340,129		Coca-Cola Enterprises, Inc.	16,251,364	1.1
190,585		Hershey Co.	18,557,261	1.2
127,022		Hillshire Brands Co.	7,913,471	0.5
272,334		Mead Johnson Nutrition Co.	25,373,359	1.7
276,382		Molson Coors Brewing Co.	20,496,489	1.3
262,434	@	Monster Beverage Corp.	18,640,687	1.2
1,087,540	@	Rite Aid Corp.	7,797,662	0.5
180,031	L	Sprouts Farmers Market, Inc.	5,890,614	0.4
			120,920,907	7.9

		Energy: 7.1%
643,348		Cabot Oil & Gas Corp.	21,963,901	1.4
302,459	@	Cameron International Corp.	20,479,499	1.3
148,017		EQT Corp.	15,823,017	1.0
136,991		Helmerich & Payne, Inc.	15,906,025	1.1
338,253		Oasis Petroleum, Inc.	18,904,960	1.2
194,717		SM Energy Co.	16,375,700	1.1
			109,453,102	7.1

		Financials: 9.3%
130,938	@	Affiliated Managers Group, Inc.	26,894,665	1.7
192,849		Ameriprise Financial, Inc.	23,141,880	1.5
168,953	@	Aon PLC	15,220,976	1.0
489,626		Arthur J. Gallagher & Co.	22,816,572	1.5
273,109		Corrections Corp. of America	8,971,631	0.6
274,080		Extra Space Storage, Inc.	14,594,760	0.9
113,799		Intercontinental Exchange, Inc.	21,496,631	1.4
195,983		Lincoln National Corp.	10,081,365	0.7
			143,218,480	9.3

		Health Care: 11.7%
61,831	@	Actavis PLC	13,791,405	0.9
270,768		Agilent Technologies, Inc.	15,552,914	1.0
196,995		Covance, Inc.	16,858,832	1.1
232,090		DexCom, Inc.	9,204,689	0.6
167,779	@	Henry Schein, Inc.	19,910,334	1.3
480,796	@	Mylan Laboratories	24,789,842	1.6
75,198	@	Perrigo Co. PLC	10,960,860	0.7
376,449		Premier, Inc.	10,917,021	0.7
411,107		St. Jude Medical, Inc.	28,469,160	1.9
189,900		Universal Health Services, Inc.	18,184,824	1.2
116,246	@	Vertex Pharmaceuticals, Inc.	11,006,171	0.7
			179,646,052	11.7

		Industrials: 16.8%
592,307		Ametek, Inc.	30,965,810	2.0
260,728		Equifax, Inc.	18,913,209	1.2
294,710	@	Generac Holdings, Inc.	14,364,166	0.9
337,390	@	Ingersoll-Rand PLC - Class A	21,090,249	1.4
507,885		KAR Auction Services, Inc.	16,186,295	1.1
161,144		Nielsen Holdings NV	7,800,981	0.5
315,604		Oshkosh Truck Corp.	17,525,490	1.2
198,485	@	Pentair PLC	14,314,738	0.9
642,832	@	Quanta Services, Inc.	22,229,131	1.5
161,738		Roper Industries, Inc.	23,615,365	1.5
1,160,441		Southwest Airlines Co.	31,169,445	2.0
505,066		Waste Connections, Inc.	24,520,954	1.6
173,292		Wesco International, Inc.	14,968,963	1.0
			257,664,796	16.8

		Information Technology: 17.2%
277,872		Analog Devices, Inc.	15,024,539	1.0
484,212		Broadridge Financial Solutions, Inc. ADR	20,162,588	1.3
316,806		Cavium, Inc.	15,732,586	1.0
219,842	@	Check Point Software Technologies	14,736,009	1.0
227,350	@	F5 Networks, Inc.	25,335,884	1.6
276,323	@	Gartner, Inc.	19,486,298	1.3
684,103	@	Informatica Corp.	24,388,272	1.6
440,884		Intuit, Inc.	35,504,389	2.3
412,564		Microchip Technology, Inc.	20,137,249	1.3
253,905		Palo Alto Networks, Inc.	21,289,934	1.4
278,141	@	Red Hat, Inc.	15,372,853	1.0
310,814		SolarWinds, Inc.	12,016,069	0.8

See Accompanying Notes to Financial Statements

4

Voya MidCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

527,810		Xilinx, Inc.	24,970,691	1.6
			264,157,361	17.2

		Materials: 4.6%
291,797		Eastman Chemical Co.	25,488,468	1.6
378,283		Packaging Corp. of America	27,043,451	1.8
193,032	@	WR Grace & Co.	18,247,315	1.2
			70,779,234	4.6

		Telecommunication Services: 1.4%
205,684		SBA Communications Corp.	21,041,473	1.4

		Total Common Stock (Cost $1,326,157,669)	1,512,327,964	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.0%
415,299	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $415,300, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $423,605, due 07/15/14-04/20/64)
	(Cost $415,299)	415,299	0.0

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.9%
12,709,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $12,709,000)	12,709,000	0.9

	Total Short-Term Investments (Cost $13,124,299)	13,124,299	0.9

	Total Investments in Securities (Cost $1,339,281,968)	$1,525,452,263	99.4
	Assets in Excess of Other Liabilities	8,692,310	0.6
	Net Assets	$1,534,144,573	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,340,932,700.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$199,220,376
Gross Unrealized Depreciation	(14,700,813)
Net Unrealized Appreciation	$184,519,563

See Accompanying Notes to Financial Statements

5

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.4%
		Consumer Discretionary: 17.6%
59,101		Arctic Cat, Inc.	2,329,761	0.7
39,700	@	Bally Technologies, Inc.	2,609,084	0.8
55,037		Bright Horizons Family Solutions, Inc.	2,363,289	0.7
192,873		Callaway Golf Co.	1,604,703	0.5
67,600		Cheesecake Factory	3,137,992	1.0
46,500		Childrens Place Retail Stores, Inc.	2,307,795	0.7
73,666		Cinemark Holdings, Inc.	2,604,830	0.8
142,100		Dana Holding Corp.	3,470,082	1.1
48,285	@	Express, Inc.	822,293	0.2
96,800		Finish Line	2,878,832	0.9
6,900		Gildan Activewear, Inc.	406,272	0.1
54,499	@	Hibbett Sporting Goods, Inc.	2,952,211	0.9
86,732	@,L	Imax Corp.	2,470,127	0.7
42,900		Jack in the Box, Inc.	2,567,136	0.8
55,600		La Quinta Holdings, Inc.	1,064,184	0.3
48,551		Life Time Fitness, Inc.	2,366,376	0.7
95,256	@	LKQ Corp.	2,542,382	0.8
21,002		Lumber Liquidators	1,595,102	0.5
55,304		Monro Muffler, Inc.	2,941,620	0.9
113,000		Pier 1 Imports, Inc.	1,741,330	0.5
50,218		Pool Corp.	2,840,330	0.9
69,800	@	Sally Beauty Holdings, Inc.	1,750,584	0.5
121,368	L	Smith & Wesson Holding Corp.	1,764,691	0.5
37,758	@	Steiner Leisure Ltd.	1,634,544	0.5
51,194		Vail Resorts, Inc.	3,951,153	1.2
16,226		Wyndham Worldwide Corp.	1,228,633	0.4
			57,945,336	17.6

		Consumer Staples: 2.0%
48,000		Casey's General Stores, Inc.	3,373,920	1.0
37,300		Elizabeth Arden, Inc.	798,966	0.3
111,725		Flowers Foods, Inc.	2,355,163	0.7
			6,528,049	2.0

		Energy: 5.5%
96,500		Bill Barrett Corp.	2,584,270	0.8
100,400		C&J Energy Services, Inc.	3,391,512	1.0
43,500		Carrizo Oil & Gas, Inc.	3,012,810	0.9
72,750	@,L	Energy XXI Bermuda Ltd.	1,719,083	0.5
157,200	@	Key Energy Services, Inc.	1,436,808	0.5
50,100		Rosetta Resources, Inc.	2,747,985	0.8
46,100	@	Unit Corp.	3,173,063	1.0
			18,065,531	5.5

		Financials: 11.3%
79,000		Colony Financial, Inc.	1,834,380	0.6
78,524		Coresite Realty Corp.	2,596,789	0.8
38,200		eHealth, Inc.	1,450,454	0.4
63,933		Financial Engines, Inc.	2,894,886	0.9
73,100		First American Financial Corp.	2,031,449	0.6
46,884		MarketAxess Holdings, Inc.	2,534,549	0.8
206,900	@	MGIC Investment Corp.	1,911,756	0.6
75,086	@	Portfolio Recovery Associates, Inc.	4,469,869	1.4
37,300		ProAssurance Corp.	1,656,120	0.5
21,376		Signature Bank	2,697,224	0.8
32,000		Sovran Self Storage, Inc.	2,472,000	0.7
55,000		Springleaf Holdings, Inc.	1,427,250	0.4
26,458	@	SVB Financial Group	3,085,532	0.9
73,514		The Geo Group, Inc.	2,626,655	0.8
16,400		Virtus Investment Partners	3,472,700	1.1
			37,161,613	11.3

		Health Care: 17.3%
42,200		Acorda Therapeutics, Inc.	1,422,562	0.4
38,500	@	Air Methods Corp.	1,988,525	0.6
6,400		Align Technology, Inc.	358,656	0.1
22,700	@	Alkermes PLC	1,142,491	0.4
11,285	@	Bio-Rad Laboratories, Inc.	1,350,927	0.4
22,754	@	Centene Corp.	1,720,430	0.5
39,600		Charles River Laboratories International, Inc.	2,119,392	0.6
7,800	L	Chemed Corp.	731,016	0.2
25,600		Clovis Oncology, Inc.	1,060,096	0.3
16,600		Cubist Pharmaceuticals, Inc.	1,159,012	0.4
75,800		Cynosure, Inc.	1,610,750	0.5
55,384	@	Haemonetics Corp.	1,953,948	0.6
80,700	@	Halozyme Therapeutics, Inc.	797,316	0.2
110,187		Healthsouth Corp.	3,952,408	1.2
34,705		Impax Laboratories, Inc.	1,040,803	0.3
44,400		InterMune, Inc.	1,960,260	0.6
30,570		IPC The Hospitalist Co., Inc.	1,351,805	0.4
30,000		Isis Pharmaceuticals, Inc.	1,033,500	0.3
60,354		Luminex Corp.	1,035,071	0.3
78,500	@	Masimo Corp.	1,852,600	0.6
57,566		Medicines Co.	1,672,868	0.5
33,934		Mednax, Inc.	1,973,262	0.6
80,800	@	Merit Medical Systems, Inc.	1,220,080	0.4
41,408		Momenta Pharmaceuticals, Inc.	500,209	0.2
77,020	@	Nektar Therapeutics	987,396	0.3
11,327		Neogen Corp.	458,404	0.1
40,500		Omnicell, Inc.	1,162,755	0.4
61,850		Owens & Minor, Inc.	2,101,663	0.6
12,500		Pacira Pharmaceuticals, Inc./DE	1,148,250	0.4
24,392		Receptos, Inc.	1,039,099	0.3
9,400	@	Salix Pharmaceuticals Ltd.	1,159,490	0.4
22,200		Seattle Genetics, Inc.	849,150	0.3

See Accompanying Notes to Financial Statements

6

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

43,773		Steris Corp.	2,340,980	0.7
35,200		Surgical Care Affiliates, Inc.	1,023,616	0.3
74,100		Team Health Holdings, Inc.	3,700,554	1.1
19,069	L	Theravance, Inc.	567,875	0.2
72,300	@	Thoratec Corp.	2,520,378	0.8
90,300	@,L	Vivus, Inc.	480,396	0.1
29,000		WellCare Health Plans, Inc.	2,165,140	0.7
			56,713,133	17.3

		Industrials: 15.0%
87,600		Actuant Corp.	3,028,332	0.9
31,600	@	Advisory Board Co.	1,636,880	0.5
60,200		Clarcor, Inc.	3,723,370	1.1
10,330	@	Clean Harbors, Inc.	663,702	0.2
33,000		Corporate Executive Board Co.	2,251,260	0.7
47,600		EnPro Industries, Inc.	3,482,416	1.1
64,800		Gorman-Rupp Co.	2,291,976	0.7
105,106		Healthcare Services Group	3,094,321	0.9
65,750	@	HUB Group, Inc.	3,313,800	1.0
93,100		KAR Auction Services, Inc.	2,967,097	0.9
132,500		Knight Transportation, Inc.	3,149,525	1.0
32,600		Regal-Beloit Corp.	2,561,056	0.8
78,800		Simpson Manufacturing Co., Inc.	2,865,168	0.9
28,275		Teledyne Technologies, Inc.	2,747,482	0.8
48,600		Toro Co.	3,090,960	0.9
53,663		Waste Connections, Inc.	2,605,339	0.8
47,000		Watts Water Technologies, Inc.	2,901,310	0.9
58,000		Woodward Governor Co.	2,910,440	0.9
			49,284,434	15.0

		Information Technology: 23.7%
56,534		A10 Networks, Inc.	751,902	0.2
119,900		Adtran, Inc.	2,704,944	0.8
17,707	@	Ansys, Inc.	1,342,545	0.4
22,300		Aruba Networks, Inc.	390,696	0.1
82,876	@	Aspen Technology, Inc.	3,845,446	1.2
122,382		Bankrate, Inc.	2,146,580	0.7
75,745		Blackbaud, Inc.	2,707,126	0.8
95,900		BroadSoft, Inc.	2,530,801	0.8
95,338		Cardtronics, Inc.	3,249,119	1.0
36,690	@	Coherent, Inc.	2,427,777	0.7
100,483		CommScope Holding Co., Inc.	2,324,172	0.7
54,800		Commvault Systems, Inc.	2,694,516	0.8
59,100		DealerTrack Holdings, Inc.	2,679,594	0.8
22,363		Faro Technologies, Inc.	1,098,471	0.3
36,600		Flir Systems, Inc.	1,271,118	0.4
132,150		Formfactor, Inc.	1,099,488	0.3
64,916		Guidewire Software, Inc.	2,639,485	0.8
66,958		Imperva, Inc.	1,752,961	0.5
96,400	@	Integrated Device Technology, Inc.	1,490,344	0.5
69,000		j2 Global, Inc.	3,509,340	1.1
6,935		Littelfuse, Inc.	644,608	0.2
121,900		LivePerson, Inc.	1,237,285	0.4
44,664		LogMeIn, Inc.	2,082,236	0.6
36,789	@	Micros Systems, Inc.	2,497,973	0.8
67,200		MKS Instruments, Inc.	2,099,328	0.6
51,646		Monolithic Power Systems, Inc.	2,187,208	0.7
80,228		National Instruments Corp.	2,598,585	0.8
14,508	@	Plexus Corp.	628,051	0.2
257,900	@	PMC - Sierra, Inc.	1,962,619	0.6
162,500	@	Polycom, Inc.	2,036,125	0.6
47,400		PROS Holdings, Inc.	1,253,256	0.4
19,029	@	PTC, Inc.	738,325	0.2
138,200		QLIK Technologies, Inc.	3,126,084	1.0
88,900	@	Semtech Corp.	2,324,735	0.7
35,503	@	SYKES Enterprises, Inc.	771,480	0.2
74,600		Synchronoss Technologies, Inc.	2,608,016	0.8
16,800		Ultimate Software Group, Inc.	2,321,256	0.7
40,173		WEX, Inc.	4,216,960	1.3
			77,990,555	23.7

		Materials: 5.0%
84,800		Boise Cascade Co.	2,428,672	0.7
131,793		Commercial Metals Co.	2,281,337	0.7
30,800		Greif, Inc. - Class A	1,680,448	0.5
65,900		HB Fuller Co.	3,169,790	1.0
384,600		Hecla Mining Co.	1,326,870	0.4
45,324		Minerals Technologies, Inc.	2,972,348	0.9
56,910		Worthington Industries	2,449,406	0.8
			16,308,871	5.0

	Total Common Stock (Cost $251,029,942)		319,997,522	97.4

EXCHANGE-TRADED FUNDS: 1.6%
38,107		iShares Russell 2000 Growth Index Fund	5,274,771	1.6

	Total Exchange-Traded Funds (Cost $3,506,900)		5,274,771	1.6

	Total Long-Term Investments (Cost $254,536,842)		325,272,293	99.0

See Accompanying Notes to Financial Statements

7

Voya SmallCap Opportunities Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.8%
	Securities Lending Collateralcc(1): 1.8%
287,704	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.03%, due 07/01/14 (Repurchase Amount $287,704, collateralized by various U.S. Government Securities, 1.625%-2.125%, Market Value plus accrued interest $293,458, due 06/30/19-06/30/21)	287,704	0.1
1,366,894	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,366,899, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,394,232, due 07/15/14-04/20/64)	1,366,894	0.4
1,366,894	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,366,899, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,394,232, due 01/01/17-03/01/48)	1,366,894	0.4
1,366,894	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,366,897, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,394,236, due 07/10/14-08/15/42)	1,366,894	0.5

1,366,894	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,366,898, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,394,232, due 07/01/14-07/15/56)	1,366,894	0.4
		5,755,280	1.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
3,323,131	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $3,323,131)	3,323,131	1.0

	Total Short-Term Investments (Cost $9,078,411)	9,078,411	2.8

	Total Investments in Securities (Cost $263,615,253)	$334,350,704	101.8
	Liabilities in Excess of Other Assets	(5,806,505)	(1.8)
	Net Assets	$328,544,199	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $264,854,898.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$78,034,474
Gross Unrealized Depreciation	(8,538,668)
Net Unrealized Appreciation	$69,495,806

See Accompanying Notes to Financial Statements

8

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Products Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 3, 2014